Income Tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Percentage of income tax rate	17.00%	16.50%
Taiwan [Member]
Income Taxes [Line Items]
Percentage of income tax rate		20.00%
Tax credit carryforwards (in Dollars)		$ 10,089	$ 10,843
Hong Kong [Member]
Income Taxes [Line Items]
Percentage of income tax rate		8.25%
Assessable profits amount (in Dollars)		$ 2,000
China [Member]
Income Taxes [Line Items]
Percentage of income tax rate		25.00%
Singapore [Member]
Income Taxes [Line Items]
Percentage of income tax rate		17.00%